Summary of Significant Accounting Policies - Class A Common Stock Subject to Possible Redemption and Net Income (loss) Per Share of Common Stock (Details)	9 Months Ended
Dec. 31, 2020 USD ($) shares
Significant Accounting Policies [Line Items]
Interest income earned on the Trust Account | $	$ 6,395
Net loss | $	$ (311,513)
Class A common stock
Significant Accounting Policies [Line Items]
Number of class A shares excluded in the calculation of diluted income per share | shares	12,704,007
Weighted average shares outstanding, basic and diluted | shares	13,570,000
Class B common stock
Significant Accounting Policies [Line Items]
Weighted average shares outstanding, basic and diluted | shares	3,708,573
Income attributable to Class A redeemable common stock used in calculation of net loss per common share, basic and diluted | $	$ 6,000